FAIR VALUE MEASUREMENTS - Schedule Of Fair Value, Liabilities Measured on Recurring Basis (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Derivative liability, noncurrent	$ 6	$ 3	$ 338
Total Fair Value	6	3	338
Public warrants
Liabilities:
Derivative liability, noncurrent	6	3
Level 1
Liabilities:
Total Fair Value	6	3	338
Level 1 | Public warrants
Liabilities:
Derivative liability, noncurrent	6	3	338
Level 2
Liabilities:
Total Fair Value	0	0	0
Level 2 | Public warrants
Liabilities:
Derivative liability, noncurrent	0	0	0
Level 3
Liabilities:
Total Fair Value	0	0	0
Level 3 | Public warrants
Liabilities:
Derivative liability, noncurrent	$ 0	$ 0	$ 0